CONCORDE VALUE FUND (Prospectus Summary) | CONCORDE VALUE FUND
SUMMARY SECTION
Investment Objective:
Concorde Value Fund (the "FUND") seeks long-term growth of capital.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the FUND:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	CONCORDE VALUE FUND
Maximum Sales Charges (Load) Imposed on Purchases as a percentage of offering price	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CONCORDE VALUE FUND
Management Fees		0.90%
Other Expenses	[1]	1.18%
Total Annual Fund Operating Expenses		2.08%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the FUND incurs from investing in the shares of other mutual funds. The Total Annual Fund erating Expenses for the FUND in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 2.07% for the FUND.

Example:
This Example is intended to help you compare the cost of investing in the FUND with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the FUND for the time periods indicated and then redeem all of your shares at the end of these periods. The

Example also assumes that your investment has a 5% return each year and that the

FUND's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CONCORDE VALUE FUND	211	652	1,119	2,410

Portfolio Turnover:
The FUND pays transaction costs, such as commissions, when

it buys and sells securities (or "turns over" its portfolio).

A higher portfolio turnover rate may indicate higher

transaction costs and may result in higher taxes when FUND

shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

example, affect the FUND's performance. During the most

recent fiscal year, the FUND's portfolio turnover rate was

37% of the average value of its portfolio.

Principal Investment Strategies:
The FUND invests mainly (80% or more) in undervalued domestic stocks of any size.

The FUND believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company.

The FUND considers many factors in determining whether a common stock is undervalued including:

  ·  financial ratios such as price/earnings, price/cash flow, price/sales and total capitalization/cash flow

  ·  the company's historic cash flow

  ·  the company's historic and present market share

  ·  balance sheet condition

  ·  management

Principal Risks:
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of the FUND include:

·  the risk that you could lose all or a portion of your investment in the FUND;

·  the risk that certain stocks selected for the FUND's portfolio may decline in value more than the overall stock market;

·  although the FUND invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that these securities may decline or may not reach what the Advisor believes are their full value;

·  the risk that political, social or economic instability in foreign developed markets may cause the value of the FUND's investments in foreign securities to decline; and

·  the Advisor's investment strategy does not achieve the FUND's objective or the Advisor does not implement the strategy properly.

The FUND is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the FUND.

Performance:
The following bar chart and table provide some indication of the risks of investing in the FUND by showing changes in the FUND's performance from year to year and how the FUND's average annual returns over time compare with those of a broad measure of market performance. The FUND's past performance (before and after taxes)

is not necessarily an indication of how the FUND will perform in the future.

Calendar Year Total Returns as of 12/31

During the 10-year period shown on the bar chart, the FUND's highest total return for a quarter was 15.33% (quarter ended June 30, 2009) and the lowest total return for a quarter was -22.51% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CONCORDE VALUE FUND	Return Before Taxes	(5.19%)	(6.10%)	0.08%
CONCORDE VALUE FUND After Taxes on Distributions	Return After Taxes on Distributions	(5.19%)	(6.56%)	(0.52%)
CONCORDE VALUE FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.37%)	(5.02%)	0.12%
CONCORDE VALUE FUND RUSSELL 3000 VALUE INDEX	RUSSELL 3000 VALUE INDEX (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	4.08%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as

401(k) plans or individual retirement accounts. The FUND's returns after taxes on distributions and sale of FUND's shares may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.